UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ---------------------------------
Address:  120 South LaSalle Street, Suite 1320
          ---------------------------------
          Chicago, IL 60603
          ---------------------------------

13F File Number:  28-4021
                  --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stephen F. Kendall
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3997
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/Stephen F. Kendall     Chicago, IL              November 14, 2011
    -------------------      -------------------      ------------------
        [Signature]             [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                            ---------------------
Form 13F Information Table Entry Total:     70
                                            ---------------------
Form 13F Information Table Value Total:     $186,827
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                  Skyline Asset Management, L.P.
                                                            30-Sep-11
    ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
A. O. Smith Corporation          COM        831865209    2,056       64,200  SH         Sole                     64,200
A. Schulman, Inc.                COM        808194104    2,324      136,800  SH         Sole                    136,800
Anixter International Inc.       COM        035290105    1,898       40,000  SH         Sole                     40,000
Asbury Automotive Group, Inc.    COM        043436104    4,114      249,457  SH         Sole                    249,457
Ascena Retail Group, Inc.        COM        04351G101    2,721      100,500  SH         Sole                    100,500
Aspen Insurance Holdings Limit   SHS        G05384105    1,702       73,873  SH         Sole                     73,873
Benchmark Electronics, Inc.      COM        08160H101    2,859      219,739  SH         Sole                    219,739
Berkshire Hills Bancorp, Inc.    COM        084680107    2,350      127,212  SH         Sole                    127,212
Big Lots, Inc.                   COM        089302103    3,089       88,700  SH         Sole                     88,700
Bristow Group Inc.               COM        110394103    3,390       79,900  SH         Sole                     79,900
Brookline Bancorp, Inc.        COM NEW      11373M107      822      106,600  SH         Sole                    106,600
CBIZ, Inc.                       COM        124805102    2,408      365,475  SH         Sole                    365,475
CRA International, Inc.          COM        12618T105    4,155      207,669  SH         Sole                    207,669
Columbia Banking System, Inc.    COM        197236102    2,135      149,100  SH         Sole                    149,100
Columbus McKinnon Corporation    COM        199333105    2,376      216,750  SH         Sole                    216,750
Delphi Financial Group, Inc.     CLA        247131105    2,818      130,962  SH         Sole                    130,962
Drew Industries Incorporated     COM        26168L205    3,011      150,700  SH         Sole                    150,700
EnPro Industries, Inc.           COM        29355X107    1,579       53,200  SH         Sole                     53,200
Energy Partners, LTD.            COM        29270U303    1,742      157,400  SH         Sole                    157,400
First Financial Bancorp          COM        320209109    3,333      241,500  SH         Sole                    241,500
GP Strategies Corporation        COM        36225V104    5,055      506,006  SH         Sole                    506,006
Generac Holdings, Inc.           COM        368736104    2,343      124,576  SH         Sole                    124,576
General Cable Corporation        COM        369300108    2,246       96,200  SH         Sole                     96,200
Group 1 Automotive, Inc.         COM        398905109    2,407       67,700  SH         Sole                     67,700
Health Management Associates,    COM        421933102    1,885      272,400  SH         Sole                    272,400
Hudson Valley Holding Corp.      COM        444172100    3,127      179,400  SH         Sole                    179,400
Huron Consulting Group Inc.      COM        447462102    4,312      138,500  SH         Sole                    138,500
Insperity, Inc.                  COM        45778Q107    2,125       95,500  SH         Sole                     95,500
Intermec, Inc.                   COM        458786100    1,286      197,300  SH         Sole                    197,300
Jos. A. Bank Clothiers, Inc.     COM        480838101    3,998       85,735  SH         Sole                     85,735
Kennametal Inc.                  COM        489170100    3,133       95,700  SH         Sole                     95,700
La-Z-Boy Incorporated            COM        505336107    2,373      320,300  SH         Sole                    320,300
MB Financial, Inc.               COM        55264U108    2,530      171,900  SH         Sole                    171,900
McGrath RentCorp                 COM        580589109    3,197      134,400  SH         Sole                    134,400
Meritor, Inc.                    COM        59001K100    1,246      176,527  SH         Sole                    176,527
Modine Manufacturing Company     COM        607828100    1,777      196,100  SH         Sole                    196,100
Monotype Imaging Holdings Inc.   COM        61022P100    4,668      384,800  SH         Sole                    384,800
NTELOS Holdings Corp.            COM        67020Q107    3,145      177,400  SH         Sole                    177,400
NV Energy Inc.                   COM        67073Y106    3,688      250,700  SH         Sole                    250,700



    ITEM 1                    ITEM 2       ITEM 3     ITEM 4           ITEM 5         ITEM 6       ITEM 7          ITEM 8
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                VOTING AUTHORITY
                              TITLE OF                    VALUE    SHRS/    SH/  PUT/  INVESTMENT     OTHER
NAME OF ISSUER                 CLASS        CUSIP       (x$1000)   PRN AMT  PRN  CALL  DISCRETION    MANAGERS   SOLE   SHARED  NONE
------------------            ---------     ----------  ---------  -------  ---  ----  -----------  ----------- -----  ------  ----
NeuStar, Inc.                    CLA        64126X201    2,921      116,200  SH         Sole                    116,200
ON Semiconductor Corporation     COM        682189105    2,459      342,894  SH         Sole                    342,894
Ocwen Financial Corporation      COM        675746309    3,518      266,300  SH         Sole                    266,300
Park Sterling Corporation        COM        70086Y105    1,689      493,900  SH         Sole                    493,900
Pharmaceutical Product Develop   COM        717124101    3,726      145,200  SH         Sole                    145,200
Quaker Chemical Corporation      COM        747316107    2,385       92,000  SH         Sole                     92,000
RF Micro Devices, Inc.           COM        749941100    2,594      409,200  SH         Sole                    409,200
Reinsurance Group Of America,    COM        759351604    4,115       89,547  SH         Sole                     89,547
Rudolph Technologies, Inc.       COM        781270103    1,304      194,900  SH         Sole                    194,900
SYNNEX Corporation               COM        87162W100    2,632      100,454  SH         Sole                    100,454
Sabra Health Care REIT, Inc.     COM        78573L106    2,021      211,866  SH         Sole                    211,866
Sanmina-SCI Corporation          COM        800907206    1,279      191,400  SH         Sole                    191,400
Signet Jewelers Limited          SHS        G81276100    3,069       90,800  SH         Sole                     90,800
Sirona Dental Systems, Inc.      COM        82966C103    3,592       84,700  SH         Sole                     84,700
Solutia Inc.                     COM        834376501    1,618      125,900  SH         Sole                    125,900
Swift Transportation Co., Inc.   COM        87074U101    1,848      287,000  SH         Sole                    287,000
Symetra Financial Corporation    COM        87151Q106    2,279      279,600  SH         Sole                    279,600
Symmetry Medical Inc.          COM NEW      871546206    2,802      362,900  SH         Sole                    362,900
TNS, Inc.                        COM        872960109    3,756      199,800  SH         Sole                    199,800
Teleflex Incorporated            COM        879369106    3,733       69,420  SH         Sole                     69,420
Textainer Group Holdings Limit   SHS        G8766E109    1,817       89,600  SH         Sole                     89,600
The Hanover Insurance Group, I   COM        410867105    3,610      101,700  SH         Sole                    101,700
Tower International Inc.         COM        891826109    1,474      143,000  SH         Sole                    143,000
Triumph Group, Inc.              COM        896818101    4,962      101,800  SH         Sole                    101,800
United Rentals, Inc.             COM        911363109    2,142      127,200  SH         Sole                    127,200
Valassis Communications, Inc.    COM        918866104    1,925      102,700  SH         Sole                    102,700
Validus Holdings, Ltd.           SHS        G9319H102    2,233       89,600  SH         Sole                     89,600
Virtusa Corporation              COM        92827P102    2,216      167,916  SH         Sole                    167,916
Warnaco Group, Inc.              COM        934390402    2,678       58,100  SH         Sole                     58,100
Watts Water Technologies, Inc.   COM        942749102    2,838      106,500  SH         Sole                    106,500
Winnebago Industries, Inc.       COM        974637100    2,169      313,500  SH         Sole                    313,500
TOTAL                                                  186,827